Exchange rate exposure risk 1 (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Hedge instrument nominal value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	R$ 4,658,609	R$ 4,839,546
Total	4,658,609	4,839,546
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	2,800,937	2,570,621
Total	2,800,937	2,570,621
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	(839,389)	(576,303)
Total	(839,389)	(576,303)
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	(440,197)	(316,967)
Total	R$ (440,197)	R$ (316,967)